AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.6%
Common Stocks
Aerospace & Defense — 4.4%
TransDigm Group, Inc.	28,071	$ 14,615,728
Airlines — 1.8%
Alaska Air Group, Inc.	91,494	5,938,876
Auto Components — 2.1%
Dana, Inc.	478,936	6,915,836
Banks — 4.9%
Fifth Third Bancorp	186,610	5,109,382
Pinnacle Financial Partners, Inc.	61,383	3,483,485
Signature Bank	62,285	7,425,618
		16,018,485
Chemicals — 5.3%
Ashland Global Holdings, Inc.	155,136	11,953,229
Eastman Chemical Co.	72,897	5,381,985
		17,335,214
Commercial Services & Supplies — 3.1%
Republic Services, Inc.	118,605	10,265,263
Consumer Finance — 4.5%
Ally Financial, Inc.	356,895	11,834,638
SLM Corp.	353,168	3,116,708
		14,951,346
Containers & Packaging — 3.1%
Owens-Illinois, Inc.	156,977	1,612,154
Packaging Corp. of America(a)	79,727	8,459,034
		10,071,188
Diversified Consumer Services — 2.7%
Adtalem Global Education, Inc.*	231,315	8,810,788
Electric Utilities — 7.7%
Entergy Corp.	75,377	8,846,245
Evergy, Inc.	82,359	5,481,815
FirstEnergy Corp.	229,686	11,077,756
		25,405,816
Equity Real Estate Investment Trusts (REITs) — 11.0%
AvalonBay Communities, Inc.	42,336	9,116,211
EPR Properties	134,742	10,356,270
Lamar Advertising Co. (Class A Stock)	133,755	10,958,547
MGM Growth Properties LLC (Class A Stock)(a)	187,636	5,638,462
		36,069,490
Gas Utilities — 1.8%
UGI Corp.	116,544	5,858,667
Health Care Equipment & Supplies — 3.6%
Zimmer Biomet Holdings, Inc.	86,387	11,858,343
Health Care Providers & Services — 4.4%
Universal Health Services, Inc. (Class B Stock)	96,327	14,328,641
Hotels, Restaurants & Leisure — 4.1%
Marriott Vacations Worldwide Corp.	59,351	6,149,357
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Destinations, Inc.	162,152	$ 7,462,235
		13,611,592
Insurance — 6.8%
American Financial Group, Inc.	32,140	3,466,299
Assurant, Inc.	49,806	6,266,591
Axis Capital Holdings Ltd.	57,253	3,819,920
Fidelity National Financial, Inc.	198,205	8,802,284
		22,355,094
Internet & Direct Marketing Retail — 1.9%
Qurate Retail, Inc. (Class A Stock)*(a)	596,512	6,153,021
IT Services — 2.6%
Alliance Data Systems Corp.(a)	41,968	5,377,360
Conduent, Inc.*	531,247	3,304,356
		8,681,716
Machinery — 2.5%
Dover Corp.	82,962	8,259,697
Media — 2.4%
Altice USA, Inc. (Class A Stock)*	277,207	7,950,297
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
MFA Financial, Inc.	671,941	4,945,486
Oil, Gas & Consumable Fuels — 6.0%
EQT Corp.	443,511	4,718,957
Equitrans Midstream Corp.(a)	413,605	6,017,953
Murphy Oil Corp.(a)	400,953	8,865,071
		19,601,981
Semiconductors & Semiconductor Equipment — 2.6%
Marvell Technology Group Ltd.	341,266	8,521,412
Specialty Retail — 3.1%
Aaron’s, Inc.	156,841	10,078,603
Trading Companies & Distributors — 2.7%
AerCap Holdings NV (Ireland)*	161,494	8,841,796

Total Long-Term Investments (cost $284,326,490)		317,444,376
Short-Term Investments — 9.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	10,696,689	10,696,689
PGIM Institutional Money Market Fund (cost $19,486,020; includes $19,421,228 of cash collateral for securities on loan)(b)(w)	19,483,747	19,485,695

Total Short-Term Investments (cost $30,182,709)		30,182,384

TOTAL INVESTMENTS—105.8% (cost $314,509,199)		347,626,760

Liabilities in excess of other assets — (5.8)%		(18,993,068)

Net Assets — 100.0%		$ 328,633,692

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AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,098,282; cash collateral of $19,421,228 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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